ACCOUNTING POLICIES - New Accounting Standards and Interpretations Issued but Not Yet Effective (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets	$ 51,114	$ 55,477
Lease liabilities, current	(6,052)	(6,084)	$ (1,441)
Lease liabilities, non-current	(31,144)	$ (38,672)	(4,271)
Total	$ 13,918
Weighted average incremental borrowing rate (percent)	6.60%
IFRS 16 - Leases
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets	$ 31,484
Lease liabilities, current	(4,611)
Lease liabilities, non-current	$ (26,873)
IAS 17
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets			20,060
Lease liabilities, current			(1,441)
Lease liabilities, non-current			(4,271)
Deferred rent, current			(83)
Deferred rent, non-current			(347)
Total			$ 13,918
Discount Rates | Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Maturity period of debt securities	3 months
Discount Rates | Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Maturity period of debt securities	10 years
Reclassification
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets	$ (430)
Deferred rent, current	83
Deferred rent, non-current	$ 347